RISK MANAGEMENT - Probability of default analysis (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	$ 290,890,645	$ 292,433,720
Exposure to credit risk outside of the statement of financial position	31,618,592	28,676,421
Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	31,618,592	28,676,421
Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	192,655,943	200,136,125
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	108,308,984	115,414,643
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	1,777,516	705,055
Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	60,456,213	61,976,325
Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	22,111,710	22,035,727
Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	1,520	4,375
0% - 7.5% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	29,817,306	25,067,455
0% - 7.5% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	168,936,314	168,133,795
0% - 7.5% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	96,708,991	96,826,695
0% - 7.5% | Interbank and overnight funds [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	1,777,516	703,863
0% - 7.5% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	49,810,334	50,801,313
0% - 7.5% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	20,638,966	19,801,506
7.5% - 15% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	1,191,378	897,444
7.5% - 15% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	7,503,480	12,111,469
7.5% - 15% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	2,207,106	6,717,057
7.5% - 15% | Interbank and overnight funds [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets		1,192
7.5% - 15% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	5,192,831	5,040,368
7.5% - 15% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	103,507	352,540
15% - 22.5% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	184,228	2,286,632
15% - 22.5% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	1,233,176	983,244
15% - 22.5% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	145,247	239,096
15% - 22.5% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	1,002,444	526,361
15% - 22.5% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	85,485	217,787
22.5% - 30% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	31,476	28,596
22.5% - 30% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	381,068	901,859
22.5% - 30% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	110,911	327,149
22.5% - 30% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	255,387	461,203
22.5% - 30% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	14,770	113,489
30% - 45% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	141,526	145,873
30% - 45% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	2,002,276	1,757,457
30% - 45% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	1,227,338	1,021,848
30% - 45% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	411,070	457,767
30% - 45% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	363,862	277,824
45% - 60% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	57,818	74,614
45% - 60% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	667,917	1,011,567
45% - 60% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	189,787	257,047
45% - 60% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	407,793	541,072
45% - 60% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	70,337	213,437
60% - 90% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	2,853	3,445
60% - 90% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	1,146,918	1,933,403
60% - 90% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	80,214	177,095
60% - 90% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	971,412	1,492,850
60% - 90% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	95,292	263,419
> 90% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	192,007	172,362
> 90% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	10,784,794	13,303,331
> 90% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	7,639,390	9,848,656
> 90% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	2,404,942	2,655,391
> 90% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	739,491	795,725
12-month expected credit losses [member] | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	30,436,622	25,575,571
12-month expected credit losses [member] | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	173,119,595	177,196,531
12-month expected credit losses [member] | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	96,612,261	101,927,905
12-month expected credit losses [member] | Interbank and overnight funds [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	1,777,516	705,055
12-month expected credit losses [member] | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	54,227,123	54,689,265
12-month expected credit losses [member] | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	20,502,152	19,873,529
12-month expected credit losses [member] | 0% - 7.5% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	29,737,149	25,001,252
12-month expected credit losses [member] | 0% - 7.5% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	165,440,008	165,325,376
12-month expected credit losses [member] | 0% - 7.5% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	94,590,767	95,690,974
12-month expected credit losses [member] | 0% - 7.5% | Interbank and overnight funds [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	1,777,516	703,863
12-month expected credit losses [member] | 0% - 7.5% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	48,569,942	49,327,615
12-month expected credit losses [member] | 0% - 7.5% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	20,501,276	19,602,506
12-month expected credit losses [member] | 7.5% - 15% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	626,507	460,057
12-month expected credit losses [member] | 7.5% - 15% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	6,670,078	10,731,075
12-month expected credit losses [member] | 7.5% - 15% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	1,820,441	5,926,757
12-month expected credit losses [member] | 7.5% - 15% | Interbank and overnight funds [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets		1,192
12-month expected credit losses [member] | 7.5% - 15% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	4,848,792	4,600,920
12-month expected credit losses [member] | 7.5% - 15% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	809	201,894
12-month expected credit losses [member] | 15% - 22.5% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	49,011	79,091
12-month expected credit losses [member] | 15% - 22.5% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	640,933	535,897
12-month expected credit losses [member] | 15% - 22.5% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	94,162	91,248
12-month expected credit losses [member] | 15% - 22.5% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	546,704	377,855
12-month expected credit losses [member] | 15% - 22.5% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	67	66,794
12-month expected credit losses [member] | 22.5% - 30% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	17,503	22,053
12-month expected credit losses [member] | 22.5% - 30% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	122,067	344,972
12-month expected credit losses [member] | 22.5% - 30% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	33,513	113,165
12-month expected credit losses [member] | 22.5% - 30% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	88,554	230,075
12-month expected credit losses [member] | 22.5% - 30% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets		1,718
12-month expected credit losses [member] | 30% - 45% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	5,137	12,330
12-month expected credit losses [member] | 30% - 45% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	184,363	185,460
12-month expected credit losses [member] | 30% - 45% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	44,839	69,485
12-month expected credit losses [member] | 30% - 45% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	139,524	115,355
12-month expected credit losses [member] | 30% - 45% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets		617
12-month expected credit losses [member] | 45% - 60% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	1,066	539
12-month expected credit losses [member] | 45% - 60% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	55,985	62,448
12-month expected credit losses [member] | 45% - 60% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	26,155	33,092
12-month expected credit losses [member] | 45% - 60% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	29,830	29,356
12-month expected credit losses [member] | 60% - 90% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	235	244
12-month expected credit losses [member] | 60% - 90% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	5,616	9,205
12-month expected credit losses [member] | 60% - 90% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	2,380	2,895
12-month expected credit losses [member] | 60% - 90% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	3,236	6,280
12-month expected credit losses [member] | > 90% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	14	5
12-month expected credit losses [member] | > 90% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	545	2,098
12-month expected credit losses [member] | > 90% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	4	289
12-month expected credit losses [member] | > 90% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	541	1,809
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	987,973	2,929,518
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	8,661,375	9,518,574
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	3,917,258	3,464,250
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	3,873,774	4,687,252
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	870,337	1,367,033
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 0% - 7.5% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	79,137	65,537
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 0% - 7.5% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	3,450,456	2,733,552
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 0% - 7.5% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	2,072,599	1,061,196
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 0% - 7.5% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	1,240,167	1,473,359
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 0% - 7.5% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	137,690	198,997
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 7.5% - 15% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	564,672	437,341
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 7.5% - 15% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	828,542	1,379,780
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 7.5% - 15% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	381,875	789,697
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 7.5% - 15% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	343,976	439,437
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 7.5% - 15% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	102,691	150,646
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 15% - 22.5% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	135,096	2,207,502
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 15% - 22.5% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	580,074	447,250
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 15% - 22.5% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	38,927	147,840
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 15% - 22.5% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	455,732	148,417
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 15% - 22.5% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	85,415	150,993
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 22.5% - 30% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	13,908	6,514
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 22.5% - 30% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	258,569	556,641
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 22.5% - 30% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	77,083	213,759
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 22.5% - 30% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	166,718	231,107
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 22.5% - 30% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	14,768	111,771
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 30% - 45% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	136,229	133,364
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 30% - 45% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	1,746,377	1,570,202
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 30% - 45% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	1,111,043	950,652
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 30% - 45% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	271,471	342,328
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 30% - 45% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	363,857	277,207
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 45% - 60% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	56,557	74,023
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 45% - 60% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	611,877	948,971
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 45% - 60% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	163,632	223,917
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 45% - 60% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	377,910	511,606
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 45% - 60% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	70,335	213,437
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 60% - 90% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	1,943	2,867
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 60% - 90% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	1,127,578	1,818,316
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 60% - 90% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	70,348	76,708
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 60% - 90% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	961,948	1,478,181
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | 60% - 90% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	95,282	263,418
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | > 90% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	431	2,370
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | > 90% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	57,902	63,862
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | > 90% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	1,751	481
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | > 90% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	55,852	62,817
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | > 90% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	299	564
Financial instruments credit-impaired [member] | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	739,221	795,165
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	193,997	171,332
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	10,874,973	13,421,020
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	7,779,465	10,022,488
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	2,355,316	2,599,808
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	739,221	795,165
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 0% - 7.5% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	1,020	666
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 0% - 7.5% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	45,850	74,867
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 0% - 7.5% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	45,625	74,525
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 0% - 7.5% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	225	339
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 0% - 7.5% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets		3
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 7.5% - 15% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	199	46
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 7.5% - 15% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	4,860	614
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 7.5% - 15% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	4,790	603
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 7.5% - 15% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	63	11
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 7.5% - 15% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	7
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 15% - 22.5% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	121	39
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 15% - 22.5% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	12,169	97
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 15% - 22.5% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	12,158	8
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 15% - 22.5% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	8	89
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 15% - 22.5% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	3
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 22.5% - 30% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	65	29
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 22.5% - 30% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	432	246
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 22.5% - 30% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	315	225
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 22.5% - 30% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	115	21
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 22.5% - 30% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	2
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 30% - 45% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	160	179
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 30% - 45% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	71,536	1,795
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 30% - 45% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	71,456	1,711
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 30% - 45% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	75	84
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 30% - 45% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	5
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 45% - 60% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	195	52
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 45% - 60% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	55	148
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 45% - 60% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets		38
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 45% - 60% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	53	110
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 45% - 60% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	2
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 60% - 90% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	675	334
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 60% - 90% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	13,724	105,882
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 60% - 90% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	7,486	97,492
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 60% - 90% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	6,228	8,389
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | 60% - 90% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	10	1
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | > 90% | Loan commitments and financial guarantee contracts [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk outside of the statement of financial position	191,562	169,987
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | > 90% | Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	10,726,347	13,237,371
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | > 90% | Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	7,637,635	9,847,886
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | > 90% | Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	2,348,549	2,590,765
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | > 90% | Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk, financial assets	$ 739,192	$ 795,161